Non-controlling Interest	21 Months Ended
Sep. 30, 2020
Non-controlling Interest
Non-controlling Interest

Note 5. Non-controlling Interest

On April 2, 2019, Midwest entered into a contract to acquire a 51% ownership in 1505 Capital LLC (“1505 Capital”), a Delaware limited liability company. 1505 Capital was organized to provide financial and investment advisory and management services to clients and any related investment, trading, or financial activities. Midwest purchased for $1 its 51% ownership and on June 15, 2020, we purchased the remaining 49% ownership in 1505 Capital for $500,000. Midwest used the equity method of accounting for the purchase of the controlling interest eliminating the non-controlling interest and recording the difference to additional paid in capital.

Midwest had consolidated the 1505 Capital income of $252,113 into its consolidated financials from April 2, 2019, through December 31, 2019. Midwest’s portion of income was $127,636 and the non-controlling interest income was $124,477.